INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS
Schedule of intangible assets

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Trademark licenses with indefinite useful lives	116,041	116,083
License plates with indefinite useful lives	273	275
Others	171	142
Total	116,485	116,500